Warrants (Details) - Schedule of warrants issued and outstanding - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding		1,025,816	783,436	36,858
Exercise Price (CAD$)		$ 7.81	$ 8.3	$ 5.25
Weighted Average Contractual Life (years)		1 year 11 months 8 days	2 years 8 months 15 days	10 months 13 days
March 16, 2024 One [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding	[1]	249,688	249,688
Exercise Price (CAD$)	[1]	$ 10.01	$ 10.01
Weighted Average Contractual Life (years)	[1]	1 year 2 months 15 days	2 years 2 months 15 days
Expiry Date	[1]	March 16, 2024(1)	March 16, 2024(1)
June 18, 2024 One [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding	[1]	222,222	222,222
Exercise Price (CAD$)	[1]	$ 6.75	$ 6.75
Weighted Average Contractual Life (years)	[1]	1 year 5 months 19 days	2 years 5 months 19 days
Expiry Date	[1]	June 18, 2024(1)	June 18, 2024(1)
April 9, 2025 One [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding	[1]	311,526	311,526
Exercise Price (CAD$)	[1]	$ 8.025	$ 8.025
Weighted Average Contractual Life (years)	[1]	2 years 3 months 7 days	3 years 3 months 7 days
Expiry Date	[1]	April 9, 2025(1)	April 9, 2025(1)
September 9, 2023 One [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding	[1]	242,380
Exercise Price (CAD$)	[1]	$ 6.25
Weighted Average Contractual Life (years)	[1]	2 years 8 months 8 days
Expiry Date	[1]	September 9, 2025(1)
August 14, 2021 One [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding				36,858
Exercise Price (CAD$)				$ 5.25
Weighted Average Contractual Life (years)				10 months 13 days
Expiry Date				August 14, 2021

[1]	Broker warrants.